UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                                                    Washington, D.C. 20549

                                                      Form 13F Cover Page

           Report for the Calendar Year or Quarter Ended: December 31, 1999
             Check here if Amendment [ ] ; Amendment Number:_________________

                                             This Amendment (Check only one.):
                                                [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Shaker Investments, Inc.
Address:	20600 Chagrin Boulevard, Suite 801
		Cleveland, Ohio 44122

Form 13F File Number:   28-5322

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      David R. Webb
Title:                        Executive Vice President
Phone:                      (216) 921-2950

Signature, Place, and Date of Signing:

/s/  DAVID R. WEBB
[Signature]

Cleveland, Ohio
[City, State]

February 10, 1999
[Date]

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger (s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger (s) .)

                                                   Form 13F Summary Page

                                                        Report Summary:

Number of Other Included Managers:

                   0

Form 13F Information Table Entry Total:

                   57

Form 13F Information Table Value Total:

                   $ 921,464 (thousands)

List of Other Included Managers:

				Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   NONE

                               FORM 13F INFORMATION TABLE


                      Title of            Value      Shrs or  SH/PRN  PUT/CALL Investment  Other      Voting Authority
                      --------           -------     ------- -------- -------- ----------  ------     ----------------
Name of Issuer         Class   Cusip     (x$1000)    prn amt                   Discretion  Managers Sole    Share   None
--------------         -----  -------    --------    -------                   ----------- -------- -----   ------  ----

RF Micro Devices        COM   749941100  $144,649   2,113,590   SH                Sole              2,113,590
NOVA Corporation        COM   669784100  $62,704    1,986,677   SH                Sole              1,986,677
Cognex Corporation      COM   192422103  $64,647    1,657,620   SH                Sole              1,657,620
Xilinx Inc.             COM   983919101  $58,315    1,282,520   SH                Sole              1,282,520
R & B Falcon Corp.      COM   74912E101  $16,171    1,220,462   SH                Sole              1,220,462
Vitesse Semiconductor   COM   928497106  $55,342    1,055,394   SH                Sole              1,055,394
Cendant Corp.           COM   151313103  $22,319    840,258     SH                Sole              840,258
Triangle Pharmaceutical COM   89589H104  $9,027     704,542     SH                Sole              704,542
ATMI                    COM   00207R101  $23,276    703,990     SH                Sole              703,990
Microchip Technology    COM   595017104  $47,893    699,807     SH                Sole              699,807
Sunterra Corp.          COM   86787D109  $7,777     676,245     SH                Sole              676,245
Del Webb Corporation    COM   947423109  $16,759    673,745     SH                Sole              673,745
Titan Pharmaceuticals   COM   888314101  $11,430    601,575     SH                Sole              601,575
United Therapeutics     COM   91307C102  $26,039    566,055     SH                Sole              566,055
Incyte Pharmaceuticals  COM   45337C102  $33,434    557,240     SH                Sole              557,240
Reynolds & Reynolds     COM   761695105  $11,435    508,244     SH                Sole              508,244
BMC Software Corp.      COM   055921100  $38,139    477,104     SH                Sole              477,104
Boston Communications   COM   100582105  $2,323     442,559     SH                Sole              442,559
Affiliated Computer     COM   008190100  $19,737    429,075     SH                Sole              429,075
Crossman Communities    COM   22764E109  $6,627     427,523     SH                Sole              427,523
American Italian Pasta  COM   027070101  $12,730    413,970     SH                Sole              413,970
Whitehall Jewellers     COM   965063100  $14,972    406,010     SH                Sole              406,010
Royal Caribbean Cruises COM   V7780T103  $19,244    390,252     SH                Sole              390,252
Bluegreen               COM   096231105  $1,827     365,400     SH                Sole              365,400
Cisco Systems, Inc.     COM   17275R102  $38,238    356,945     SH                Sole              356,945
Hyperion Solutions      COM   44914M104  $13,657    313,945     SH                Sole              313,945
HNC Software            COM   40425P107  $29,927    282,997     SH                Sole              282,997
Atmel Corporation       COM   049513104  $6,615     223,774     SH                Sole              223,774
Conexant Systems Inc.   COM   207142100  $14,695    221,390     SH                Sole              221,390
Westwood One Inc.       COM   961815107  $16,663    219,246     SH                Sole              219,246
Transwitch Corp.        COM   894065101  $15,419    212,487     SH                Sole              212,487
LTV Corp.               COM   501921100  $746       180,750     SH                Sole              180,750
QLT Phototherapeutics   COM   746927102  $10,371    176,520     SH                Sole              176,520
Linear Technology Corp. COM   535678106  $10,666    149,040     SH                Sole              149,040
Imation Corp.           COM   45245A107  $4,649     138,530     SH                Sole              138,530
II - VI                 COM   902104108  $2,675     132,915     SH                Sole              132,915
Wilson Leather Experts  COM   972463103  $2,331     126,430     SH                Sole              126,430
Steel Dynamics          COM   858119100  $1,938     121,590     SH                Sole              121,590
Global Telesystems      COM   37936U104  $3,653     105,114     SH                Sole              105,114
Brush Wellman           COM   117421107  $1,611     95,830      SH                Sole              95,830
McKesson HBOC, Inc.     COM   58155Q103  $1,973     87,670      SH                Sole              87,670
BF Goodrich             COM   382388106  $1,735     63,090      SH                Sole              63,090
Conseco                 COM   208464107  $1,091     61,270      SH                Sole              61,270
Budget Group Inc.       COM   119003101  $465       51,300      SH                Sole              51,300
JDS Uniphase Corp.      COM   46612J101  $6,020     37,320      SH                Sole              37,320
Semtech Corp.           COM   816850101  $1,898     36,420      SH                Sole              36,420
Curtiss-Wright          COM   231561101  $1,161     31,475      SH                Sole              31,475
Analytical Surveys      COM   032683302  $346       30,218      SH                Sole              30,218
Key Corporation         COM   493267108  $630       28,470      SH                Sole              28,470
Storage Tech.           COM   862111200  $463       25,100      SH                Sole              25,100
Altera Corporation      COM   021441100  $1,060     21,390      SH                Sole              21,390
Analog Devices          COM   032654105  $1,704     18,320      SH                Sole              18,320
Micron Technology       COM   595112103  $1,232     15,770      SH                Sole              15,770
RTI International Metal COM   74973W107  $106       14,100      SH                Sole              14,100
Rational Software       COM   75409P202  $380       7,737       SH                Sole              7,737
Goldman Sachs           COM   38141G104  $280       2,970       SH                Sole              2,970
Applied Materials       COM   038222105  $253       2,000       SH                Sole              2,000
